Subsequent Events (unaudited) - Additional Information (Detail)			9 Months Ended		12 Months Ended
	Jul. 22, 2016	May 24, 2016 $ / shares shares	Sep. 30, 2016 shares	Sep. 30, 2015 $ / shares	Dec. 31, 2015 $ / shares shares	Dec. 31, 2014 $ / shares shares
Subsequent Event [Line Items]
Number of shares, Granted | shares			339,315		512,402	255,600
Weighted average exercise price, Granted | $ / shares				$ 1.90	$ 2.00	$ 2.70
Reverse stock split description			One-for-ten
Reverse stock split ratio	0.1
Employee Stock Options
Subsequent Event [Line Items]
Number of shares, Granted | shares		339,315
Weighted average exercise price, Granted | $ / shares		$ 1.90
Restricted Stock
Subsequent Event [Line Items]
Restricted common stock granted | shares		57,475
Restricted stock, exercise price | $ / shares		$ 1.90